Summary of Significant Accounting Policies, Derivative Instruments (Details) - Maximum [Member]	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Percentage of anticipated purchases of inventory that may be hedged	100.00%
Term of hedge	12 months
Percentage of non-inventory purchases that may be hedged	90.00%